Segment financial information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss)
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis of PEMEX and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.

As of/for the year ended December 31, 2019	Exploration and Production		Industrial Transformation		Drilling and Services (1)		Logistics		Fertilizers		Ethylene (2)		Trading Companies		Corporate and Other Operating Subsidiary Companies		Intersegment eliminations		Total
Sales:
Trade	Ps.	409,059,838	Ps.	791,912,881	Ps.		Ps.	—	Ps.	1,634,300	Ps.	5,254,234	Ps.	175,509,189	Ps.	9,492,063	Ps.	—	Ps.	1,392,862,505
Intersegment		330,977,190		127,164,644		2,758,454		88,604,529		560,987		722,992		484,139,042		100,021,336		(1,134,949,174)		—
Services income		452,569		2,085,081		20,755		4,663,770		853		3,690		67,982		1,813,980		—		9,108,680
(Impairment) reversal of wells pipelines, properties, plant and equipment, net		(169,834,947)		42,243,942		—		34,119,240		(2,298,775)		—		(1,311,674)		—		—		(97,082,214)
Cost of sales		474,407,431		962,544,415		(1,918,085)		51,298,858		3,380,826		7,977,771		646,671,417		49,979,372		(1,071,408,581)		1,122,933,424

Gross income (loss)		96,247,219		862,133		4,697,294		76,088,681		(3,483,461)		(1,996,855)		11,733,122		61,348,007		(63,540,593)		181,955,547
Other revenue		6,765,641		3,032,601		30,949		202,800		22,575		77,625		444,289		4,363,967		—		14,940,447
Other expenses		(6,088,330)		(551,926)		(45,784)		(311,878)		(7,147)				—		(130,791)		(75,835)		(7,211,691)
Distribution, transportation and sales expenses		262,642		23,881,788		—		22,467		288,347		126,064		1,323,007		31,323		(4,049,727)		21,885,911
Administrative expenses		58,889,451		50,067,272		282,524		8,504,381		615,830		585,069		2,575,536		68,791,707		(59,542,948)		130,768,822

Operating income (loss)		37,772,437		(70,606,252)		4,399,935		67,452,755		(4,372,210)		(2,630,363)		8,278,868		(3,241,847)		(23,753)		37,029,570
Financing income		82,736,593		1,924,073		248,966		697,130		65,049		14,090		801,046		156,297,750		(218,300,991)		24,483,706
Financing cost		(133,855,016)		(6,161,047)		(386,894)		(434,392)		(770,869)		(185,433)		(971,573)		(208,419,002)		218,322,886		(132,861,340)
Derivative financial instruments (cost) income, net		(2,262,632)		(9,231)		—		—		—		—		(1,471,566)		(14,768,593)		(4)		(18,512,026)
Foreign exchange (loss) income, net		78,219,349		3,710,324		95,658		214,157		48,226		(35,843)		(212,619)		4,891,136		—		86,930,388
Profit (loss) sharing in joint ventures and associates		28,770		105,447		—		(17,682)		(2,314,587)		—		1,195,058		(295,764,002)		295,609,103		(1,157,893)
Taxes, duties and other		372,141,985		—		1,498,122		(19,902,667)		—		(1,446,202)		2,433,349		(10,901,098)		—		343,823,489

Net (loss) income		(309,502,484)		(71,036,686)		2,859,543		87,814,635		(7,344,391)		(1,391,347)		5,185,865		(350,103,460)		295,607,241		(347,911,084)

Total current assets		985,938,224		220,597,465		—		111,583,417		7,773,098		—		161,300,389		718,345,361		(1,864,985,583)		340,552,371

Total non-current assets		769,244,352		385,462,326		—		160,374,484		1,720,770		—		43,127,474		1,001,402,395		(783,436,153)		1,577,895,648
Total current liabilities		393,129,182		290,128,797		—		28,995,291		12,648,563		—		125,341,872		1,564,317,345		(1,862,357,422)		552,203,628
Total non-current liabilities		2,210,050,053		682,521,743		—		78,111,581		6,121,684		—		3,382,236		2,080,349,970		(1,697,084,513)		3,363,452,754
Equity (deficit), net		(847,996,658)		(366,590,749)		—		164,851,029		(9,276,379)		—		75,703,755		(1,924,919,559)		911,020,199		(1,997,208,362)
Depreciation and amortization		102,959,025		24,653,730		369,636		6,521,380		(323,902)		607,016		93,193		2,306,932		—		137,187,010
Net periodic cost of employee benefits		34,522,749		54,339,969		12,056		243,330		(6,361)		7,860		37,512		27,019,834		—		116,176,949

(1)
This company was merged on June 30, 2019. All operations for periods subsequent to the merger were transferred to Pemex Exploration and Production (See Note 1). Therefore, these amounts are not comparable with 2018 figures.

(2)
This company was merged on June 30, 2019. All operations for periods subsequent to the merger were transferred to Pemex Industrial Transformation (See Note 1). Therefore, these amounts are not comparable with 2018 figures.

As of/for the year ended December 31, 2018	Exploration and Production		Industrial Transformation		Cogeneration and Services (1)		Drilling and Services		Logistics		Fertilizers		Ethylene		Trading Companies		Corporate and Other Operating Subsidiary Companies		Intersegment eliminations		Total
Sales:
Trade	Ps.	482,262,631	Ps.	960,558,229	Ps.	—	Ps.	—	Ps.	—	Ps.	2,933,424	Ps.	12,809,114	Ps.	204,103,954	Ps.	9,778,796	Ps.	—	Ps.	1,672,446,148
Intersegment		397,199,590		141,997,392		—		3,414,033		63,672,574		65,802		1,635,050		640,382,216		119,762,378		(1,368,129,035)		—
Services income		23,110		546,136		—		198,775		4,708,217		4,742		13,379		64,038		3,114,605		—		8,673,002
Reversal (Impairment) of wells pipelines, properties, plant and equipment, net		65,013,616		659,610		—		—		(40,288,338)		(2,246,264)		—		(1,719,627)		—		—		21,418,997
Cost of sales		402,979,694		1,091,796,331		—		(1,350,678)		42,694,683		4,509,881		15,952,951		837,820,025		54,148,722		(1,249,040,048)		1,199,511,561
Gross income (loss)		541,519,253		11,965,036		—		4,963,486		(14,602,230)		(3,752,177)		(1,495,408)		5,010,556		78,507,057		(119,088,987)		503,026,586

Other income		23,672,128		6,633,510		1,788		62,488		178,431		81,808		149,035		1,703,304		7,683,041		1,352,098		41,517,631
Other expenses		(11,196,845)		(1,263,080)		—		(3,860,217)		(40,248,271)		(10,389)		(7)		87,697		(911,091)		38,937,083		(18,465,120)
Distribution, transportation and sales expenses		106,510		26,616,527		—		63		82,755		387,397		251,459		280,407		94,457		(3,462,366)		24,357,209
Administrative expenses		67,988,247		51,613,434		—		965,397		11,592,604		785,883		1,860,759		1,541,092		74,525,804		(76,551,739)		134,321,481

Operating income		485,899,779		(60,894,495)		1,788		200,297		(66,347,429)		(4,854,038)		(3,458,598)		4,980,058		10,658,746		1,214,299		367,400,407
Financing income		94,009,399		7,475,509		1		350,326		1,351,514		4,916		26,565		702,471		142,481,311		(214,844,890)		31,557,122
Financing cost		(127,343,514)		(1,910,666)		—		(771,639)		(220,721)		(478,044)		(79,335)		(1,379,583)		(202,865,030)		214,321,510		(120,727,022)
Derivative financial instruments (cost) income, net		(19,132,060)		(11,304)		—		—		—		—		—		382,568		(3,497,812)		(5)		(22,258,613)
Foreign exchange (loss) income, net		28,035,087		(1,707,558)		—		31,051		167,982		(2,577)		(28,542)		920,488		(3,756,451)		—		23,659,480
Profit (loss) sharing in joint ventures and associates		54,149		—		—		—		(1,092)		—		—		1,012,490		(124,094,148)		124,555,613		1,527,012
Taxes, duties and other		469,669,529		—		—		(407,217)		(2,474,189)		—		1,446,202		1,840,409		(8,496,511)		—		461,578,223

Net (loss) income		(8,146,689)		(57,048,514)		1,789		217,252		(62,575,557)		(5,329,743)		(4,986,112)		4,778,083		(172,576,873)		125,246,527		(180,419,837)
Total current assets		1,109,407,361		238,486,786		—		11,478,067		15,343,841		2,772,995		8,337,752		137,727,664		723,490,973		(1,853,935,478)		393,109,961
Total non-current assets		1,023,144,103		283,521,897		—		15,267,696		100,097,224		4,187,744		17,771,292		28,939,309		1,624,995,944		(1,415,837,902)		1,682,087,307
Total current liabilities		334,709,929		155,402,987		—		2,962,370		31,418,555		9,682,768		6,710,315		98,007,805		1,662,808,360		(1,853,926,795)		447,776,294
Total non-current liabilities		2,254,024,319		529,484,079		—		10,739,495		10,332,359		108,467		149,750		4,272,341		2,116,660,861		(1,838,945,265)		3,086,826,406
Equity (deficit), net		(456,182,784)		(162,878,383)		—		13,043,898		73,690,151		(2,830,496)		19,248,979		64,386,827		(1,430,982,304)		423,098,680		(1,459,405,432)
Depreciation and amortization		124,671,118		19,183,640		—		1,483,248		4,409,226		(246,697)		1,385,445		403,122		2,092,938		—		153,382,040
Net periodic cost of employee benefits		33,688,888		51,239,055		—		27,105		191,132		9,162		8,839		(321,683)		26,861,666		2,917,450		114,621,614

(1)	This company was liquidated on July 27, 2018. Except for certain expenses incurred in the liquidation, all operations were transferred to Pemex Industrial Transformation (See Note 1).

As of/for the year ended December 31, 2017	Exploration and Production		Industrial Transformation		Cogeneration and Services (1)		Drilling and Services		Logistics		Fertilizers		Ethylene		Trading Companies		Corporate and Other Operating Subsidiary Companies		Intersegment eliminations		Total
Sales:
Trade	Ps.	—	Ps.	857,456,146	Ps.	—	Ps.	—	Ps.	—	Ps.	4,123,006	Ps.	12,621,648	Ps.	508,539,112	Ps.	3,159,238	Ps.	—	Ps.	1,385,899,150
Intersegment		762,637,362		150,360,283		114,233		3,400,456		70,671,871		642,965		1,565,757		539,193,190		79,031,944		(1,607,618,061)		—
Services income		—		6,116,937		334,755		41,741		3,714,941		2,339		26,733		66,621		826,502		—		11,130,569
(Impairment) reversal of wells pipelines, properties, plant and equipment, net		(129,350,315)		(15,952,092)		—		—		—		(1,935,500)		—		—		(4,206,653)		—		(151,444,560)
Cost of sales		391,089,410		1,004,683,554		472,732		468,171		50,926,263		6,001,259		14,272,340		1,031,997,901		33,033,923		(1,528,740,673)		1,004,204,880

Gross income (loss)		242,197,637		(6,702,280)		(23,744)		2,974,026		23,460,549		(3,168,449)		(58,202)		15,801,022		45,777,108		(78,877,388)		241,380,279
O ther income		21,602,100		10,119,278		2,646		125,591		584,686		11,456		202,211		1,330,172		(974,856)		(749,721)		32,253,563
O ther expenses		(11,398,055)		(8,603,740)		—		(157,045)		(24,719,122)		(2,443)		(179,181)		(1,022,960)		(4,370,016)		23,373,074		(27,079,488)
Distribution, transportation and sales expenses		—		26,049,566		13,581				73,526		528,370		334,663		375,482		59,043		(5,544,561)		21,889,670
Administrative expenses		58,539,119		38,994,887		37,679		888,776		7,459,928		352,537		1,105,554		1,564,859		62,001,641		(51,005,526)		119,939,454
Operating income (loss)		193,862,563		(70,231,195)		(72,358)		2,053,796		(8,207,341)		(4,040,343)		(1,475,389)		14,167,893		(21,628,448)		296,053		104,725,231
Financing income		121,293,404		11,427,907		147		57,313		1,622,827		2,248		46,113		905,405		145,907,795		(265,097,306)		16,165,853
Financing cost		(136,378,338)		(2,398,643)		(19,882)		(795,947)		(2,307,427)		(211,004)		(1,964)		(1,328,827)		(239,003,771)		264,801,255		(117,644,548)
Derivative financial instruments (cost) income, net		(1,613,874)		5,835		—		—		—		—		—		(772,143)		27,718,506		—		25,338,324
Foreign exchange (loss) income, net		10,043,316		4,924,209		—		227,365		613,099		(20,925)		(10,486)		(4,318)		7,411,862		—		23,184,122
Profit (loss) sharing in joint ventures and associates		(75,195)		485,224		—		—		(74)		—		—		1,049,809		(212,666,494)		211,567,170		360,440
Taxes, duties and other		338,169,260		—		—		276,967		(7,444,967)		—		—		1,972,718		6,063		—		332,980,041

Net (loss) income		(151,037,384)		(55,786,663)		(92,093)		1,265,560		(833,949)		(4,270,024)		(1,441,726)		12,045,101		(292,266,613)		211,567,172		(280,850,619)

Depreciation and amortization		127,742,568		17,935,112		—		2,368,123		4,562,140		422,930		1,688,493		(19,798)		2,004,945		—		156,704,513
Net periodic cost of employee benefits		32,794,386		52,538,989		—		39,697		(4,954)		(1,999)		(12,561)		16,166		22,703,351		—		108,073,075

Supplemental Geographic Information
Supplemental geographic information –

	For the years ended December 31,
	2019		2018		2017
Domestic sales	Ps.	807,020,214	Ps.	980,559,538	Ps.	877,360,038

Export sales:
United States		372,134,617		434,838,159		302,912,999
Canada, Central and South America		3,102,066		11,274,714		13,943,080
Europe		131,498,445		158,900,339		71,470,613
Other		79,107,163		86,873,398		120,212,420

Total export sales		585,842,291		691,886,610		508,539,112

Services income*		9,108,680		8,673,002		11,130,569

Total sales	Ps.	1,401,971,185	Ps.	1,681,119,150	Ps.	1,397,029,719

*	Services income as of December 31, 2019, 2018 and 2017 represent approximately 80%, 63% and 92%, from domestic sales, respectively.

Schedule of Income By Product
Income by product –

	For the years ended December 31,
	2019		2018		2017
Domestic sales
Refined petroleum products and derivatives (primarily gasolines)	Ps.	725,759,040	Ps.	850,342,124	Ps.	738,943,017
Gas		66,303,063		110,219,691		116,021,269
Petrochemical products		14,958,111		19,997,723		22,395,752

Total domestic sales	Ps.	807,020,214	Ps.	980,559,538	Ps.	877,360,038

Export sales
Crude oil	Ps.	408,771,392	Ps.	482,259,045	Ps.	356,623,114
Refined petroleum products and derivatives (primarily gasolines)		118,495,443		167,796 ,526		124,644,353
Gas		53,353,075		34,446,277		22,253,493
Petrochemical products		5,222,382		7,384,762		5,018,152

Total export sales	Ps.	585,842,291	Ps.	691,886,610	Ps.	508,539,112